REVENUES	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about revenues [abstract]
REVENUES [Text Block]

6. REVENUES

The majority of the Company's revenues are from the sale of precious metals contained in doré and concentrate form. The Company's primary products are precious metals (silver and gold). Revenues from the sale of metal, including by-products, are recorded net of smelting and refining costs.

Revenues for the period are summarized as follows:

	Year Ended December 31,
	2025		2024
Gross revenue from payable metals:
Silver	$724,324	58%	$240,737	43%
Gold	409,406	32%	322,894	57%
Lead	41,023	3%	-	0%
Zinc	87,690	7%	-	0%
Copper	2,714	0%	-	0%
Gross revenue	1,265,157	100%	563,631	100%
Less: smelting and refining costs	(8,000)		(3,027)
Revenues	$1,257,157		$560,604

As at December 31, 2025, the Company had $0.6 million of unearned revenue (December 31, 2024 - $0.6 million) that has not satisfied performance obligations.

(a) Gold Stream Agreement with Royal Gold Inc. (formerly Sandstorm Gold Ltd.)

The Santa Elena mine is subject to a gold streaming agreement with Royal Gold Inc. ("Royal Gold"), which requires the Company to sell to Royal Gold 20% of its gold production from certain mining concessions, over the life-of-mine from its leach pad and underground operations. The selling price to Royal Gold is the lesser of the prevailing market price or $450 per ounce, subject to a 1% annual inflation adjustment. During the year ended December 31, 2025, the Company delivered zero ounces (December 31, 2024 - 47 ounces) of gold to Royal Gold.

(b) Net Smelter Royalty

The Ermitaño mine (part of Santa Elena) has a net smelter return ("NSR") royalty agreement with Orogen Royalties Inc. that provides them with a 2% NSR royalty of production. In addition, there is an underlying NSR royalty where Osisko Gold Royalties Ltd. retains a 2% NSR royalty from the sale of mineral products extracted from the Ermitaño mine. For the year ended December 31, 2025, the Company incurred $14.0 million (December 31, 2024 - $11.3 million) in NSR royalty payments in connection with production from Ermitaño.

In 2022, the Company sold a portfolio of its existing royalty interests to Metalla Royalty and Streaming Limited ("Metalla"). Under the agreement, the Company has granted Metalla a 100% gross value royalty for the first 1,000 ounces of gold produced annually from the La Encantada property. For the year ended December 31, 2025, the Company has incurred $0.3 million (December 31, 2024 - $0.4 million) in royalty payments from gold production at La Encantada.

The Los Gatos Silver Mine is subject to the terms of an exploration, exploitation and unilateral promise of assignment of rights agreement with La Cuesta International S.A. de C.V. ("La Cuesta") dated May 4, 2006. The Los Gatos Silver Mine is required to pay a production royalty to La Cuesta of a) 2% net smelter return on production from the concession until all payments reach $10 million and b) 0.5% net smelter return on production from the concession after total payments have reached $10 million and c) 0.5% net smelter return on production from other property within a one-kilometer boundary of the Los Gatos Silver Mine. The agreement has no expiration date; however, Gatos may terminate the agreement upon a 30-day notice. During the year ended December 31, 2025, the Company has incurred $0.7 million (December 31, 2024 - $nil) in NSR royalty payments in connection with production from Los Gatos.

(c) Gold Stream Agreement with Wheaton Precious Metals Corporation

In 2018, the San Dimas mine entered into a purchase agreement with Wheaton Precious Metals International ("WPMI"), a wholly owned subsidiary of Wheaton Precious Metals Corp., which entitles WPMI to receive 25% of the gold equivalent production (based on a fixed exchange ratio of 70 silver ounces to 1 gold ounce) at San Dimas in exchange for ongoing payments equal to the lesser of $600 (subject to a 1% annual inflation adjustment) and the prevailing market price for each gold equivalent ounce delivered. Should the average gold to silver ratio over a six-month period exceed 90:1 or fall below 50:1, the fixed exchange ratio would be increased to 90:1 or decreased to 50:1, respectively. The fixed gold to silver exchange ratio as of December 31, 2025 was 70:1.

During the year ended December 31, 2025, the Company delivered 31,539 ounces (December 31, 2024 - 28,746 ounces) of gold to WPMI at $641 per ounce (December 31, 2024 - $635 per ounce).